Pension and Postretirement Expense Level 4 (Details) - Non-U.S. Pension Plan Investments Measured at Fair Value (Foreign Pension Plans, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other International Equity	$ 66	$ 51
Debt Securities Fixed Income	225	211
Balanced Pooled Funds	0	11
Pooled Insurance Products with Fixed Income Guarantee	8	5
Fair value of plan assets at end of year	299	278	231
Fair Value, Inputs, Level 1 [Member]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Balanced Pooled Funds	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member]
Other International Equity	66	51
Debt Securities Fixed Income	225	211
Balanced Pooled Funds	0	11
Pooled Insurance Products with Fixed Income Guarantee	8	5
Fair value of plan assets at end of year	299	278
Fair Value, Inputs, Level 3 [Member]
Other International Equity	0	0
Debt Securities Fixed Income	0	0
Balanced Pooled Funds	0	0
Pooled Insurance Products with Fixed Income Guarantee	0	0
Fair value of plan assets at end of year	$ 0	$ 0